Long-Term Debt (Details 4) (Secured notes due 2018, USD $) In Millions, unless otherwise specified	12 Months Ended		0 Months Ended	12 Months Ended
	Feb. 28, 2013 item	Mar. 15, 2012	Mar. 04, 2013 Subsequent events	Feb. 28, 2013 Prior to March 15, 2015	Feb. 28, 2013 Twelve-month period beginning March 15, 2015	Feb. 28, 2013 Twelve-month period beginning March 15, 2016	Feb. 28, 2013 Twelve-month period beginning March 15, 2017 and thereafter	Feb. 28, 2013 Maximum Prior to March 15, 2015
Long-Term Debt
Stated interest rate (as a percent)		13.00%
Cash Interest Portion (as a percent)	4.00%		5.00%
PIK Interest Portion or PIK Interest (as a percent)	9.00%		8.00%
Accrued cash interest			$ 14.9
Accrued PIK interest	23.3		23.6
PIK interest recorded as an increase to Secured Notes	11.9
PIK interest recorded as a long-term obligation in other liabilities	$ 11.4
Interest Rate Increase (as a percent)	1.00%
Interest form election period	12 months		12 months
PIK Interest rate prior to interest form election period (as a percent)	1.00%
Decrease in interest rates as a result of 12-Month Cash Election (as a percent)	1.00%
Number of consecutive annual periods beginning March 15, 2013	3
Percentage of the principal amount that may be redeemed with proceeds from public equity offerings								35.00%
Redemption price as a percentage of principal amount, if using proceeds of equity offerings				113.00%
Redemption price of debt instrument as a percentage of principal amount				100.00%	106.50%	103.25%	100.00%
Increase in penalty interest (as a percent)	0.25%
Period for which penalty interest will consecutively increase	1 year
Maximum additional interest rate in case of failure to consummate exchange offer (as a percent)	1.00%